SHARE CAPITAL - Warrants (Details)		12 Months Ended
	Sep. 18, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Mar. 19, 2019 shares	Nov. 17, 2017 $ / shares shares
Disclosure of warrants
Number of warrants outstanding			1,444,444
Number of warrants exercised		(9,451,780)
Reverse stock split conversion	0.01
Number of series A warrants issuable		822,192
Number of series B warrants issuable		822,192
Series A Warrants
Disclosure of warrants
Number of warrants outstanding		35,128,148		25,676,368
Number of warrants issued		9,451,780
Exercise price per warrant | $ / shares		$ 1.61
Weighted average remaining contractual life of warrants (years)		4 years 1 month 17 days
Number of common shares per warrant		1
Series B Warrants
Disclosure of warrants
Number of warrants outstanding				25,676,368
Number of warrants issued		9,451,780
Number of warrants exercised		(35,128,148)
Exercise price per warrant | $ / shares		$ 1.61
Notional exercise price adjustment (in dollars per share) | $ / shares	$ 2.4334
Number of common shares per warrant		1
Trading period considered for calculating VWAP		10 days
Percentage of VWAP used to calculate conversion price		85.00%
Series C Warrants
Disclosure of warrants
Number of warrants outstanding		822,192		10,273,972
Number of warrants exercised		(9,451,780)
Exercise price per warrant | $ / shares		$ 1.46
Weighted average remaining contractual life of warrants (years)		7 months 17 days
Number of common shares per warrant		1
Series D Warrants
Disclosure of warrants
Number of warrants outstanding	0			3,573,830
Number of warrants exercised		(3,573,830)
Exercise price per warrant | $ / shares		$ 0.01
Number of common shares per warrant		1
Notional exercise price per warrant | $ / shares		$ 1.46
Prepaid exercise price per warrant | $ / shares				$ 1.45
Series E Warrants
Disclosure of warrants
Number of warrants outstanding		22,431,506		22,431,506
Exercise price per warrant | $ / shares		$ 1.61
Weighted average remaining contractual life of warrants (years)		4 years 1 month 17 days
Notional exercise price adjustment (in dollars per share) | $ / shares	$ 2.4334
Number of common shares per warrant		1
Series F Warrants
Disclosure of warrants
Number of warrants outstanding	0			22,431,506
Number of warrants exercised		(22,431,506)
Exercise price per warrant | $ / shares		$ 1.61
Number of common shares per warrant		1